Premises and Equipment - Components of the lease expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Premises and Equipment
Operating lease cost	$ 387
Short-term lease cost	69
Lease, Cost, Total	$ 456